Significant Accounting Policies	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Significant Accounting Policies
3.	Significant Accounting Policies

The accounting policies set forth below have been continuously applied for the entire period presented in the consolidated financial statements, unless otherwise stated.

(1)	Basis of Consolidation

The consolidated financial statements include the Company and its subsidiaries over which the Company directly or indirectly controls (generally, as a result of owning more than 50% of the entity’s voting interest). The financial statements of subsidiaries are included in the consolidated financial statements from the date when control is obtained until the date when control is lost. Those subsidiaries’ financial statements have been adjusted to comply with the Company’s accounting policies as necessary.
Changes in the Company’s ownership interests in subsidiaries that do not result in a loss of control are accounted for as equity transactions. Any difference between the adjustment to non-controlling
interests and the fair value of consideration transferred or received, is recognized directly in equity attributable to owners of the Company. When control over a subsidiary is lost, the investment retained after the loss of control is remeasured at fair value as of the date of the loss of control, and any gain or loss on such remeasurement and disposal of the interest sold is recognized in profit or loss.
Intercompany balances and transactions, and any unrealized income and expenses arising from intercompany transactions, are eliminated when the Company prepares the consolidated financial statements.
Sawai does not have any investments that are accounted for using the equity method at March 31, 2020 and 2021.

(2)	Business Combination

In assessing whether acquired set of activities and assets meets the definition of a business, Sawai applies an optional ‘concentration test’ that permits a simplified assessment of whether an acquired set of activities and assets is not a business. The optional concentration test is met if substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or group of similar identifiable assets.
Business combinations are accounted for using the acquisition method. The identifiable assets acquired and liabilities assumed are measured at their fair values as of the acquisition date. Goodwill is measured as the excess of the sum of the fair value of consideration transferred, the amount of any non-controlling
interests in the acquiree and the fair value of the acquirer’s previously held equity interest in the acquiree, less the fair value of identifiable assets acquired, net of liabilities assumed at the acquisition date.
The consideration transferred for an acquisition of a subsidiary is measured as the fair value of the assets transferred and the liabilities incurred to former owners of the acquiree. The consideration for acquisitions may include amounts contingent upon future events, such as the achievement of development milestones and sales targets.
Any contingent consideration included in the consideration payable for a business combination is recorded at fair value as of the acquisition date. These fair values are generally based on risk-adjusted future cash flows discounted using appropriate discount rates. An obligation to pay contingent consideration that meets the definition of a financial instrument classified as liability is remeasured at fair value at each reporting date and subsequent changes in the fair value are recognized in finance income or expenses in the consolidated statements of income. If contingent consideration is classified as equity, then it is not remeasured and its settlement is accounted for within equity.

Acquisition related costs are recognized as expenses in the period they are incurred. Changes in the Company’s ownership interests in subsidiaries that do not result in the Company losing control over a subsidiary are treated as equity transactions and therefore, do not result in adjustments to goodwill.

(3)	Foreign Currency

1	Foreign Currency Transactions

Foreign currency transactions are translated into the functional currency using the exchange rates at the dates of the transactions or rates that approximate the exchange rates at transaction dates. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency using the exchange rates at the end of each reporting period.
Non-monetary
assets and liabilities measured based on historical cost that are denominated in foreign currencies are translated at the exchange rate at the date of the initial transaction.
Gains or losses on exchange differences arising from the settlement of foreign currency denominated monetary assets and liabilities, or from their translations to functional currency at the end of the reporting date, are recognized in Finance income or Finance expenses in the consolidated statements of income.

2	Foreign Operations

Assets and liabilities of foreign subsidiaries, which use a functional currency other than Yen, are translated into Yen using the exchange rate at the end of the reporting period. Revenue and expenses of foreign operations are translated into Yen using the exchange rate at the transaction date or the rate that approximates the exchange rate at the transaction date (e.g., average exchange rate for the period).
Exchange differences arising from the translation are recognized in other comprehensive income and accumulated in other components of equity in the consolidated statements of financial position. In the event a foreign operation is disposed, the cumulative amount of exchange differences related to the foreign operation is reclassified from equity to profit or loss in the disposal period.

(4)	Financial Instruments

A financial instrument is a contract that gives rise to a financial asset of one entity and a financial liability or equity instrument of another entity. When Sawai becomes a party to the contractual provision of a financial instrument, the financial instrument is recognized either as a financial asset or as a financial liability. Sawai does not have any derivative assets or liabilities.

1	Financial Assets

(i)	Initial recognition and measurement

Sawai initially recognizes all financial assets as of the trade date when Sawai becomes a party to the contract. In principle, financial assets are initially measured at fair value plus, in the case of a financial asset not at fair value through profit or loss, the transaction costs directly attributable to the financial assets. Trade receivables, however, are initially measured at the transaction price (provided that there are no significant financing components thereto).
Financial assets are classified as financial assets measured at amortized cost or financial assets measured at fair value through other comprehensive income (“FVOCI”) or financial assets measured at fair value through profit or loss (“FVTPL”) at initial recognition. The classification, depending on whether financial assets are debt instruments or equity instruments, is made as follows:

(a)	Financial assets which are debt instruments

If both of the following conditions are met, they are classified as financial assets measured at the amortized cost:

•	Assets are held within the business model whose objective is to hold assets to collect contractual cash flows; and

•	The contractual terms of financial assets give rise on specified dates to cash flows which are solely payments of principal and interest on the principal amount outstanding.

Debt instruments are measured at FVOCI if both of the following conditions are met:

•	The financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and;

•	The contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

Financial assets that are debt instruments which are not classified as financial assets measured at amortized cost or FVOCI are classified as financial assets measured at FVTPL. Sawai holds debt financial assets measured at amortized cost and at FVTPL while it does not hold financial assets that are debt instruments classified as FVOCI as of March 31, 2021.

(b)	Financial assets which are equity instruments

For financial assets which are equity instruments, Sawai made an irrevocable election at initial recognition to present subsequent changes in fair value in other comprehensive income.
Sawai does not hold financial assets for trading purpose under its policy.

(ii)	Subsequent measurement

(a)	Financial assets measured at amortized cost

These assets are measured at amortized cost using the effective interest method. Amortization under the effective interest method, impairment loss and any gain or loss in case of derecognition are recognized in profit or loss as finance income or expenses.

(b)	Financial assets measured at fair value

Changes in the fair value for financial assets that are debt instruments are recognized in profit or loss. Changes in the fair value for equity financial assets are recognized in other comprehensive income and cumulative gains or losses are transferred directly to retained earnings when those assets are derecognized. Dividends are recognized in profit or loss as finance income unless the dividend clearly represents a recovery of part of the cost of the investment.

(iii)	Impairment loss

Sawai recognizes allowance for expected credit losses (“ECLs”) on (a) trade receivables and contract assets, and (b) debt instruments other than trade receivables and contract assets measured at amortized cost.

(a)	Trade receivable and contract assets

Sawai measures loss allowance for trade receivables and contract assets at an amount equal to lifetime ECLs.

(b)	Debt instruments other than trade receivables and contract assets

Loss allowance for debt instruments other than trade receivables and contract assets are generally measured at an amount equal to 12 months ECLs, except when it is determined that the credit risk has significantly increased since initial recognition. In that case, the loss allowance is measured at an amount equal to lifetime ECLs.
12-month
ECLs are the portion of lifetime ECLs that result from default events that are possible within the 12 months after the reporting date (or a shorter period if the expected life of the instrument is less than 12 months).

When determining whether the credit risk of a financial asset has increased significantly since initial recognition, Sawai considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analyses based on Sawai’s historical experience and continuous credit assessment that includes forward-looking information.

Sawai assumes that the credit risk on a financial asset has increased significantly if it is more than one day past due without reasonable explanation as past due financial assets have historically resulted in increase in default rates.
In addition, Sawai considers financial assets to be in default when there is an evidence indicating that a debtor is delinquent with the following observable data;

•	significant financial difficulty of the debtor;

•	a breach of contract; or

•	it is probable that the debtor will enter bankruptcy or other means of financial reorganization.

Sawai considers the defaulted financial asset as credit-impaired.
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls such as the difference between the contractual cash flows due to Sawai and the cash flows that Sawai expects to receive.
ECLs are discounted using the effective interest rate of the financial asset.

(iv)	Derecognition

Sawai derecognizes a financial asset when the contractual right to receive cash flows from the financial asset expires, or the contractual right to receive cash flows from the financial asset is transferred and substantially all the risks and rewards related to ownership of the financial asset are transferred to another party.

2	Financial Liabilities

(i)	Measurement

Sawai initially recognizes all financial liabilities when Sawai becomes a party to the contract. While financial liabilities are initially measured at fair value transaction costs directly attributable to the financial liability are deducted from the initial carrying amount.
After the initial recognition, financial liabilities are measured at amortized cost using the effective interest method. Amortization under the effective interest method and any gain or loss in case of derecognition are recognized in profit or loss as finance income or expenses.

(ii)	Derecognition

Sawai derecognizes a financial liability when the obligation specified in the contract is discharged, cancelled or expired.

3	Offsetting

Financial assets and financial liabilities are offset and the net amount is presented in the statement of financial position when, and only when, Sawai currently has a legally enforceable right to set off the amounts and intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(5)	Revenue

Sawai solely earns revenue from sale of generic pharmaceutical products, primarily generic medicines, to distributors, wholesalers and retailers in Japan and the United States. Revenue on sales of products is recognized when control of the products is passed to the customer in an amount that reflects the consideration to which Sawai expects to be entitled in exchange for those products. Control is generally transferred at the point in time of acceptance of the products by customers.
The consideration Sawai receives in exchange for the goods may be fixed or variable. Variable consideration is only recognized to the extent it is highly probable that a significant reversal will not occur. The most common elements of variable consideration are listed below:

1	Rebates and Chargebacks

Rebates are incentive programs payable upon the achievement of certain pre-determined
sales volumes, which are granted to customers. Chargebacks offered in the United States are programs payable to certain wholesalers to compensate the difference between the invoice price paid by wholesalers to Sawai for a particular product and the price agreed to between Sawai and the wholesalers’ customers for that product. Rebates are paid to customers and chargebacks are deducted from trade receivables based on the specific terms in the individual agreements.
Accruals for rebates and chargebacks are estimated on the basis of historical experience and recorded at the time the related revenue is recognized as a reduction from revenue. The estimation made in calculating accrual for rebates includes rebate ratio applied in the forthcoming year. Accruals for chargebacks are calculated by developing future percentages of chargebacks incurred on sales as there is a time lag between when Sawai sells the product to the wholesalers and when the chargebacks are paid by Sawai. As the percentages of chargebacks incurred on sales are specific to the wholesalers’ customers, the relevant assumptions used to calculate the estimated future percentages of chargebacks incurred on sales relate to estimating to which wholesaler’s customers Sawai’s products will ultimately be sold. Accruals for rebates are presented in the consolidated statements of financial position as Refund liabilities, while accruals for chargebacks are presented by deducting from Trade and other receivables.

2	Sales Return

Sawai accepts returns for defective products and customarily accepts returns for expired products. Sales return provisions are estimated based on historical rate of return, taking into consideration other factors such as time lag between the sales and returns and estimated levels of inventory in the distribution channel.
Sales returns are recorded as revenue deductions and refund liabilities are recognized in the consolidated statements of financial position for the expected future returns. Returned products are disposed of and no returned assets are recorded.

(6)	Research and Development Expenses

Expenditure on research activities is recognized in profit or loss as incurred. Expenditure on development activities is capitalized only if the expenditure can be measured reliably, the product is technically and commercially feasible, future economic benefits are probable and Sawai intends to and has sufficient resources to complete the development project and to use or sell the related asset.

(7)	Income Taxes

Income tax expense comprises current and deferred tax, and is recognized in profit or loss for the year, except for the items resulting from business combination and items directly recognized in equity or other comprehensive income.
Current tax comprises the expected tax payable and receivable that are calculated at the amount expected to be paid or recovered from the taxation authority by applying the tax rate enacted or substantively enacted at the reporting date. Sawai’s current tax payable also includes liabilities related to uncertain tax positions.

Deferred tax assets and liabilities are calculated based on the temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax bases at the end of the reporting period. However, deferred tax assets and liabilities are not recognized in the following cases:

•	Taxable temporary differences arising from the initial recognition of goodwill;

•
Temporary differences on the initial recognition of assets or liabilities in a transaction which is not a business combination and, at the time of the transaction, affects neither accounting profit nor taxable profit (loss); and

•
Temporary differences related to investments in subsidiaries to the extent that Sawai is able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future.

Deferred tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date, and reflects uncertainty related to income taxes, if any.
Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences, unused tax loss, and unused tax credits can be utilized. Deferred tax assets are reviewed at the end of each period and reduced for the portion where it is not probable to gain the taxable income sufficient to realize the benefit of part or all of deferred tax assets.
Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities, and the deferred tax assets and liabilities are related to income taxes levied by the same taxation authority on the same taxable entity.

(8)	Earnings Per Share

Basic earnings per share is calculated by dividing profit for the period attributable to owners of ordinary shares of the Company by the weighted average number of ordinary shares outstanding for the reporting period, adjusted by the number of treasury shares. Diluted earnings per share is calculated by adjusting the dilutive effect of potential ordinary shares.

(9)	Cash and Cash equivalents

Cash and cash equivalents are cash on hand, demand deposits and short-term, highly liquid investments with maturities of 3 months or less from the acquisition date, which are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. As of March 31, 2020 and 2021, Sawai had only cash on hand and bank deposits as cash and cash equivalents.

(10)	Inventories

Inventories are mainly comprised of finished goods,
work-in-process,
and raw materials and supplies. Inventories are measured at the lower of cost and net realizable value. The cost of inventories is determined mainly using the weighted average cost method. The cost of inventories includes purchase cost, processing cost, and any other related manufacturing costs. Net realizable value is calculated based on the estimated selling price in the ordinary course of business less the estimated costs of completion and estimated costs necessary to sell.

(11)	Property, Plant and Equipment

Property, plant and equipment are measured using the cost model and is stated at cost less accumulated depreciation and accumulated impairment loss. Acquisition cost includes those costs that are directly attributable to the acquisition and the initial estimated dismantlement, removals and restoration costs associated with the asset. Except for assets that are not subject to depreciation, such as land and construction in progress, assets are depreciated using the straight-line method over the estimated useful life of the asset.
Right-of-use
(ROU) assets are depreciated using the straight-line method over the shorter of the lease term or the estimated useful life unless it is reasonably certain that Sawai will obtain ownership by the end of the lease term. These assets depreciation begins when they are available for use.
The estimated useful life by type of major assets is as follows:

•	Building and structures: 2 to 50 years

•	Machinery and equipment: 2 to 20 years

•	Tools, furniture and fixtures: 2 to 20 years

Depreciation method, residual value and useful life are reviewed at least at the end of each reporting period and revised as necessary.

(12)	Leases

Sawai has applied IFRS 16 Lease (“IFRS 16”) using the modified retrospective approach from April 1, 2019 and therefore the comparative information has not been restated and the previous year continue to be reported under IAS 17 Lease (“IAS 17”) and IFRIC 4 Determining whether an Arrangement contains a Lease (“IFRIC 4”). Prior to the adoption of IFRS 16, Sawai determined at contract inception whether an arrangement is, or contains, a lease based on IFRIC 4. Under IFRS 16, a contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

1	Policy applied to contracts entered into, on or after April 1, 2019

Sawai recognizes ROU assets and lease liabilities at the commencement date of the lease except for short-term leases with a lease term of 12 months or less and leases of low-value
assets for which Sawai has elected not to recognize ROU assets and lease liabilities. For short-term leases and leases of low-value
assets, Sawai recognizes lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Lease liabilities are initially recognized at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, Sawai’s incremental borrowing rate. Generally, Sawai uses its incremental borrowing rate as the discount rate. After the commencement date, the lease liabilities are measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in Sawai’s estimate of the amount expected to be payable under a residual value guarantee, or if Sawai changes its assessment of whether it will exercise a purchase, extension or termination option.
The ROU assets are initially measured at an amount equal to the lease liability, adjusted by any lease payments made at or before the commencement date, less any lease incentives received, any initial direct costs incurred and an estimate of costs to be incurred in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset.
The ROU assets are subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the ROU assets or the end of the lease term applying a cost model. The estimated useful lives of the ROU assets are determined on a same basis as those of underlying assets.
The carrying amount of the ROU assets are included in Property, plant and equipment as disclosed in Note 13 and the lease liabilities are included in Other financial liabilities in the consolidated statements of financial position.

The cash payments for the principal portion of the lease liabilities are presented in the cashflow in financing activities in the consolidated statements of cashflow.

2	Policy applicable before April 1, 2019

Sawai, as a lessee, classified the leases that transfer substantially all of the risks and rewards of ownership as finance leases; if not, as an operating lease.
In a finance lease, the leased assets were measured initially at an amount equal to the lower of its fair value and the present value of minimum lease payments. The leased assets were measured initially at an amount equal to the lower of their fair value and the present value of the minimum lease payments. Minimum lease payments were the payments over the lease term that the lessee was required to make, excluding any contingent rent. Subsequent to initial recognition, the assets were accounted for in accordance with the accounting policy applicable to that asset.
Assets held under operating leases were not recognized in the consolidated statements of financial position. Payment made under operating leases were recognized in an expense on a straight-line basis over term of the lease. Lease incentives received were recognized as an integral part of the total lease expense, over the term of the lease.

(13)	Goodwill

Goodwill arising from business combination is presented at cost less accumulated impairment losses. Goodwill is not to be amortized but allocated to a cash-generating unit (“CGU”) or groups of CGUs based on expected synergies and tested for impairment annually and whenever there is an indication that CGU may be impaired. Impairment losses of goodwill are recognized in profit or loss and reversal is not made thereafter.

(14)	Intangible Assets
Research and Development
Research and Development are intangible assets related to products in development stage that are not yet available for use or sale. These intangible assets are not amortized but tested for impairment annually or more frequently if indicators of a potential impairment exist. If a project fails or ceases development, or is no longer considered to achieve the expected cash flow, the intangible assets are written down to their recoverable amount. The impairment charges are recognized in research and development expenses in the consolidated statements of income. Upon successful completion of the development project, these intangible assets are reclassified from Research and Development to Marketed Products.
Marketed Products
Intangible assets associated with marketed products are amortized on a straight-line basis over estimated useful lives, which range from 6 to 10 years. If there is an indication of impairment, each asset’s recoverable amount is estimated. If the recoverable amount of an asset is lower than the carrying amount, the carrying amount of the asset is reduced to the recoverable amount and impairment losses are recognized in profit or loss. Amortization and impairment charges of the internally developed intangible assets are recognized in research and development expenses while those charges of separately acquired intangible assets or intangible assets acquired in a business combination are recognized in selling, general and administrative expenses in the consolidated statements of income.
Trademarks
Trademarks represent the USL trademark that was acquired in conjunction with the acquisition of USL that is determined to have an indefinite useful life based on a historical sales and cash flow performance of
USL-branded
products. The trademark related to USL are not amortized, but evaluated for potential impairment on an annual basis.
Software
Software is recognized at cost and amortized on a straight-line basis over the expected useful life. The useful life is 3 to 5 years. Amortization of software is recognized in cost of sales, selling, general and administrative expenses, and research and development expenses in the consolidated statements of income.

(15)	Impairment of Non-financial Assets
Sawai assesses, at the end of reporting period, whether there is any indication of impairment of non-financial
assets, excluding inventories and deferred tax assets. If there is an indication of impairment or annual impairment test is required, each asset’s recoverable amount is estimated. If estimating the recoverable amount for an individual asset is not possible, then Sawai estimates the recoverable amount of the CGU to which the asset belongs. The recoverable amount of assets or CGUs is measured at the higher of its fair value less costs of disposal or its value in use. Value in use is determined by discounting the estimated future cash flows to the present value using a discount rate that reflects the time value of money and risk specific to the asset. Only if the recoverable amount of an asset or CGU is lower than the carrying amount, the carrying amount of the asset or CGU is reduced to the recoverable amount and impairment losses are recognized in profit or loss.
For assets or CGUs other than goodwill, Sawai assesses at the end of each reporting period whether there is any indication that an impairment loss recognized in prior periods may no longer exist or may have decreased. If such an indication exists, Sawai estimates the recoverable amount of the asset or CGU and if the recoverable amount exceeds the carrying amount, impairment losses are reversed up to the lower of the estimated recoverable amount or the carrying amount that would have been determined (net of amortization or depreciation) had no impairment loss been recognized for the asset in prior periods. The reversal of impairment loss is recognized in profit or loss.

(16)	Provisions
Sawai recognizes provisions when Sawai has present legal or constructive obligations as a result of past events, it is probable that outflows of resources embodying economic benefits will be required to settle the obligations, and reliable estimates can be made of the amount of the obligations. Sawai’s provisions consist primarily of provisions for drug product safety assessment.

(17)	Employee Benefits
Sawai sponsors defined contribution plan for its employees. Under the plan, Sawai as a sponsor pays fixed contributions into an independently administrated fund and employees also pay fixed contributions into the fund. Defined contribution retirement benefit expenses are recognized as expenses in the period when an employee renders related service.
Short-term employee benefits are recorded as the expenses for the period during which employees rendered related services.

(18)	Shareholders’ Equity
For Company-issued equity instruments, the issuance proceeds are recorded as share capital and capital surplus. Costs directly attributable to the issuance (after considering the tax effect) are deducted from equity.
The Company does not recognize any gains or losses on the acquisition, sale or cancellation of treasury shares. When the Company acquires treasury shares, it is recognized at acquisition cost and deducted from equity. Transaction expenses directly arising from the acquisition is deducted from capital surplus. When the Company cancels treasury shares, the amount that should be deducted from capital surplus is determined in accordance with the Companies Act in Japan, and the remaining balance, if any, is deducted from retained earnings. When the Company sells the treasury shares, the difference between the carrying amount and the consideration received is charged to capital surplus.